Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 1,998,971	$ 3,670,722	$ 3,153,486
Cost of revenues	(1,833,300)	(2,996,990)	(2,134,376)
Gross profit	165,671	673,732	1,019,110
Operating expenses:
Selling expenses	(232,122)	(241,573)	(239,354)
General and administrative expenses	(2,051,999)	(1,491,966)	(958,816)
Research and development expenses	(705,680)	(780,050)	(721,254)
Total operating expenses	(2,989,801)	(2,513,589)	(1,919,424)
Loss from operations	(2,824,130)	(1,839,857)	(900,314)
Other loss:
Interest expenses, net	(398,036)	(244,434)	(390,031)
Other income, net	65,171	16,230	73,259
Total other loss	(332,865)	(228,204)	(316,772)
Loss before income tax expense	(3,156,995)	(2,068,061)	(1,217,086)
Income tax expense
Net loss	(3,156,995)	(2,068,061)	(1,217,086)
Net income (loss) attributable to non-controlling interest	(639,055)	(478,433)	39,192
Net loss attributable to ordinary shareholders	(2,517,940)	(1,589,628)	(1,256,278)
Other comprehensive income (loss)
Foreign currency translation adjustment attributable to non-controlling interest	(64,324)	26,236	33,576
Foreign currency translation adjustment attributable to parent company	212,224	(39,867)	29,825
Total other comprehensive income (loss)	147,900	(13,631)	63,401
Total comprehensive loss	(3,009,095)	(2,081,692)	(1,153,685)
Total comprehensive income(loss) attributable to non-controlling interest	(703,379)	(452,197)	72,768
Total comprehensive loss attributable to ordinary shareholders	$ (2,305,716)	$ (1,629,495)	$ (1,226,453)
Weighted average shares outstanding used in calculating basic and diluted loss per share - basic	16,788,342	14,329,371	14,761,546
Weighted average shares outstanding used in calculating basic and diluted loss per share - diluted	16,788,342	14,329,371	14,761,546
Loss per share - basic	$ (0.15)	$ (0.11)	$ (0.09)
Loss per share - diluted	$ (0.15)	$ (0.11)	$ (0.09)